INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin 53212

VIA EDGAR

May 5, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust – File Nos. 333-122901 and 811-21719 (the “Registrant”) on behalf of the State Street/Ramius Managed Futures Strategy Fund

Ladies and Gentlemen:

This letter summarizes the comments provided by Ms. Anu Dubey of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by telephone on April 30, 2015, on the Registrant’s correspondence letter (the “Response Letter”) filed on April 28, 2015, with respect to the State Street/Ramius Managed Futures Strategy Fund (the “Fund”), a series of the Registrant.  The response to each comment is included below, and, as appropriate, is reflected in the concurrent filing by the Trust on behalf of the Fund pursuant to Rule 497(c) under the Securities Act of 1933, as amended.  Please see the final form of the Prospectus and Statement of Additional Information, each dated May 1, 2015, of the Fund.

PROSPECTUS

SUMMARY SECTION

Fees and Expenses of the Fund
1.	In reference to Comments 1 and 3 in the Response Letter, the line item for “Management Fees” should be grossed up to reflect the consolidation of all management fees including any Subadvisory fees and management fees paid by the Subsidiary and the Trading Entities. With respect to the response, the manager of managers exemptive order typically does not provide relief from this requirement.

Response:  After consulting with counsel, the Registrant respectfully declines to make the requested revision.  The Registrant believes that adding the management fees for the Subsidiary and the Trading Entities to the line item for management fees will be confusing to shareholders, as the line item has reflected only the Fund’s investment advisory fee since the Fund’s inception in 2011, and the Registrant anticipates that the Trading Entities’ management fees will change from year to year according to the allocations to and performance of each Trading Entity (which may pay performance fees).  The Registrant notes that the Fund added the sub-advisory fee as a separate line item under “Management fees” in response to a comment by the Staff to do so, in connection with the Staff’s review of the initial filing of the amendment to the Trust’s registration statement with respect to the Fund in 2011.  The Fund will continue to fully disclose Subadvisory fees as a separate line item, and will include the Subsidiary’s and Trading Entities’ management fees in the “Other expenses (including Subsidiary and Trading Entities’ expenses of 5.47%)” line item, and therefore all such fees will be included in the Fund’s total annual fund operating expenses.  The Registrant submits that the current table format is more transparent and informative to Fund shareholders than the format suggested by the Staff.  The Registrant understands that the Staff may want to have further discussions with respect to the fee table, and the Registrant would be happy to do so.  In the interim period, however, the Registrant will maintain the current format of the fee table in order to minimize market confusion.

Principal Risks of Investing
2.	In reference to Comment 21 in the Response Letter, confirm that dividend and interest expenses related to short selling is included in the fees and expenses table.

Response:  The Registrant confirms that dividend and interest expenses on short sales represent 0.09% of the Fund’s average net assets and are included in the line item “Other expenses (including Subsidiary and Trading Entities’ expenses of 5.47%).”

MANAGEMENT OF THE FUND
Sub-Advisor
3.	In reference to Comment 43 in the Response Letter, the description of the calculation of the advisory fees paid to the Trading Advisors by the Trading Entities has been modified to state, “The Managed Futures Portfolio Managers determine the nominal trading level for each Trading Entity based on a number of factors (including but not limited to each Trading Advisor’s performance and the Managed Futures Portfolio Managers’ view of each Trading Advisor’s strategy given current market conditions), and generally review the trading levels for the Trading Entities on at least a monthly basis.” However, section 4 of the Trading Advisor Agreements states that “The Trading Entity shall inform the Trading Advisor in writing of the initial Trading Level. The Trading Level may be increased or decreased by the Trading Entity, provided that the Trading Entity ensures that at all times there is sufficient capital in the Accounts to cover margin requirements.” Please reconcile the disclosure to the relevant provisions of the Trading Advisory Agreements.

Response:  The Registrant has revised the disclosure as follows (emphasis added):

“The Managed Futures Portfolio Managers determine the nominal trading level for each Trading Entity based on a number of factors (including but not limited to each Trading Advisor’s performance and the Managed Futures Portfolio Managers’ view of each Trading Advisor’s strategy given current market conditions), and generally review the trading levels for the Trading Entities on at least a monthly basis.  Upon determination of an initial trading level or a change to an existing trading level, the Managed Futures Portfolio Managers communicate the updated trading level to the Advisor.  As the investment advisor to the Subsidiary, which is the sole owner of each Trading Entity, the Advisor informs each Trading Advisor of the initial or updated trading level on behalf of the corresponding Trading Entity.”

STATEMENT OF ADDITIONAL INFORMATION

Fund Expenses (page B-44)
4.	In reference to Comment 48 in the Response Letter, the manager of managers exemptive order typically does not provide relief from Item 19(a) of Form N-1A requiring information for the method of calculating the advisory fee payable to the Trading Entities. Accordingly, include this information in the SAI.

Response:  The Registrant has added the following disclosure to the SAI:

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“Pursuant to the terms of its Trading Advisory Agreement with its respective Trading Entity, each Trading Advisor is entitled to receive a management fee, accrued daily and paid monthly, based on its assigned “trading level,” which is the strategy exposure determined by the Sub-Advisor to be allocated to the Trading Advisor for such period.

Each Trading Advisor may also be entitled to receive an incentive fee, payable quarterly or semi-annually (each an “Incentive Fee Calculation Date”), from its respective Trading Entity. Any such incentive fee is based on the excess (if any) of the aggregate net asset value of the Trading Entity’s portfolio (excluding any interest income earned by the Trading Entity) as of the current Incentive Fee Calculation Date over a high water mark, which is generally equal to the highest aggregate net asset value of the portfolio after the reduction for the incentive fee then paid, as of any preceding Incentive Fee Calculation Date (a “high water mark”).

PART C

5.	In reference to Comment 49 in the Response Letter, the manager of managers exemptive order typically does not provide relief from filing trading entity advisory agreements as an exhibit to the Registration Statement. Accordingly, please file the trading entity advisory agreements.

Response:  The Registrant intends to file a form of each Trading Advisory Agreement in its next amendment to the Trust’s registration statement under Rule 485(b) with respect to the Fund.

Trading Entity Advisory Agreements
6.	In reference to Comment 52 in the Response Letter, confirm that derivative investments are valued at the market value and not the notional value when calculating the “Net Asset Value” as defined in the Trading Entity Advisory Agreement.

Response:  The Registrant confirms that derivatives are valued at market value (not the notional value) when calculating the “Net Asset Value” as defined in the Trading Entity Advisory Agreement.

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The Registrant acknowledges that the adequacy and accuracy of the disclosure in the filing is the responsibility of the Registrant.  In addition, the Registrant acknowledges that any comments or changes to disclosure in the filing provided by the Commission staff, acting pursuant to delegated authority, do not foreclose the Commission from taking any action with respect to the filing.  The Registrant also represents that it will not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact Joy Ausili (626-914-1360) should you have any questions or comments regarding the Amendment.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust

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